INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 10 – INTANGIBLE ASSETS, NET

Intangible assets, net mainly consist of the following:

	September 30, 2025	September 30, 2024

Land use rights	$867,507	$859,864
Less: accumulated amortization	(93,965)	(82,869)
Land use rights, net	$773,542	$776,995

	September 30, 2025	September 30, 2024

Patent	$5,674,954	$-
Less: accumulated amortization	(23,604)	-
Land use rights, net	$5,651,351	$-

Amortization expenses were $38,749, $24,108 and $9,010 for the years ended September 30, 2025, 2024 and 2023, respectively. Estimated future amortization expense for intangible assets is as follows:

Fiscal years ending	Amortization expenses
2026	$377,160
2027	$377,160
2028	$377,160
2029	$377,160
2030	$377,160
Thereafter	$4,539,094
Total	$6,424,894

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS